Cash and short-term deposits (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Short term deposits pledged as security	€ 1,628
Secured bank loan
Borrowings
Short term deposits pledged as security	1,500	€ 1,500
Overdraft facility
Borrowings
Short term deposits pledged as security	1,000	0
Existing Overdraft facility
Borrowings
Short term deposits pledged as security	2,500	€ 2,500
Maximum borrowing capacity	2,500
Second Overdraft facility
Borrowings
Maximum borrowing capacity	500
Third Overdraft facility
Borrowings
Maximum borrowing capacity	€ 500